Loans Payable – Related Parties	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Loans Payable Related Parties
Loans Payable – Related Parties

24. Loans Payable – Related Parties

On January 23, 2013, SWC received a loan from an officer for $40,000. The amount of loan bears no interest. As of December 31, 2021 and June 30, 2021, the balance of loans payable is $0 and $12,682, respectively.

On July 7, 2016, SWC received a loan from an officer. The amount of the loan bears no interest and amortized on a monthly basis over the life of the loan. As of December 31, 2021 and June 30, 2021, the balance of the loans payable were $80,592 and $49,447, respectively.

On November 21, 2016, SWC received a loan from an officer. The amount of the loan bears no interest and due in September 30, 2017. As of September 30, 2021. the note was in default. As of December 31, 2021 and June 30, 2021, the balance of the loans payable were $0 and $83,275, respectively.

On September 1, 2017, the Company had related party transaction with LMK Capital LLC, a related party company owned by Jimmy Chan, the Company’s CEO. The amount of the loan payable/receivable bears no interest and is due on demand. As of December 31, 2021 and June 30, 2021, the balance of the loan payable to LMK were $124,287 and $15,427, respectively, and the balance of loan receivable were $0 and $0, respectively.

On May 25, 2021, Lemon Glow received a loan from an officer. The amount of the loan bears no interest and due on demand. As of December 31, 2021 and June 30, 2021, the balance of the loans were $3,000 and $3,000, respectively.

On December 14, 2021, SWC received a loan from an officer. The amount of the loan bears no interest and due on June 14, 2022. As of December 31, 2021 and June 30, 2021, the balance of the loan were $20,178 and $0, respectively.

As of December 31, 2021 and June 30, 2021, the Company had an outstanding balance of $228,057 and $163,831 owed to various related parties, respectively.

29. Loans Payable – Related Parties

On July 7, 2016, SWC received a loan from an employee. The amount of the loan bears no interest and amortized on a monthly basis over the life of the loan. As of June 30, 2021 and 2020, the balance of the loan were $49,447 and $30,000, respectively.

On November 21, 2016, SWC received a loan from a former independent consultant. The amount of the loan bears no interest and due in September 30, 2017. As of June 30, 2021. the note was in default. As of June 30, 2021 and 2020, the balance of the loans were $83,275 and $5,943, respectively.

On May 25, 2021, Lemon Glow received a loan from an officer. The amount of the loan bears no interest and due on demand. As of June 30, 2021 and 2020, the balance of the loans was $3,000 and $0, respectively.

On September 1, 2017, the Company had related party transaction with LMK Capital LLC, a related party company owned by Jimmy Chan, the Company’s CEO. The amount of the loan payable/receivable bears no interest and due on demand. As of June 30, 2021 and 2020, the balance of the loan payable to LMK were $26,452 and $0, respectively, and the balance of loan receivable were $0 and $122,535, respectively.

As of June 30, 2021 and 2020, the Company had an outstanding related party loan balance of $163,831 and $35,943, respectively.